                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: ____________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

/s/ Kenneth W. Stecher        Fairfield, Ohio                November 10, 2004
----------------------      -------------------            ---------------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 028-10753
Cincinnati Casualty Company 13F File No. 028-10755
Cincinnati Indemnity Company 13F File No. 028-10756
Cincinnati Life Insurance Company 13F File No. 028-10754
CinFin Capital Management 13F File No. 028-05597


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                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0
                                                ----------
Form 13F Information Table Entry Total:              30
                                                ----------
Form 13F Information Table Value Total           2,619,811
                                                ----------

List of Other Included Managers:      None


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
                                         COLUMN 2
                                         TITLE OF    COLUMN 3    COLUMN 4      COLUMN 5
                                           CLASS       CUSIP     FMV (000)      SHARES       SH/PRN    PUT/CALL
                                         --------    ---------   ---------    ----------     ------    --------
ALLTEL CORP                               Common     020039103    429,483      7,821,584       SH
ANGEION CORP                              Common     03462H404        127        101,200       SH
BB & T CORP                               Common     054937107      8,930        225,000       SH
CINERGY CORP                              Common     172474108      3,960        100,000       SH
COCA COLA COMPANY                         Common     191216100      5,607        140,000       SH
EXXON MOBIL CORPORATION                   Common     30231G102     78,008      1,614,066       SH
FIFTH THIRD BANCORP                       Common     316773100  1,337,977     27,183,604       SH
FIRST FINANCIAL BANCORP                   Common     320209109     42,113      2,465,644       SH
FIRST MERIT CORPORATION                   Common     337915102    138,101      5,250,000       SH
FORTUNE BRANDS INC                        Common     349631101     16,670        225,000       SH
H J HEINZ COMPANY                         Common     423074103      5,403        150,000       SH
HILLENBRAND INDUSTRIES                    Common     431573104     25,265        500,000       SH
HUNTINGTON BANCSHARES INC                 Common     446150104      3,393        136,200       SH
JEFFERSON PILOT CORP                      Common     475070108      3,725         75,000       SH
JOHNSON & JOHNSON                         Common     478160104     28,165        500,000       SH
LINCOLN NATIONAL CORP                     Common     534187109      2,350         50,000       SH
MEDTRONIC INC                             Common     585055106      9,083        175,000       SH
MERCK & COMPANY                           Common     589331107      5,115        155,000       SH
MICROSOFT CORP                            Common     594918104     20,738        750,000       SH
MOLEX INC CLASS A                         Common     608554200      4,047        153,750       SH
NATIONAL CITY CORPORATION                 Common     635405103     34,758        900,000       SH
PNC FINANCIAL SERVICES GROUP              Common     693475105    143,419      2,651,000       SH
PFIZER INC                                Common     717081103      7,650        250,000       SH
PIEDMONT NATURAL GAS                      Common     720186105     52,728      1,200,000       SH
PROCTER & GAMBLE CORPORATION              Common     742718109     32,472        600,000       SH
SKY FINANCIAL GROUP INC                   Common     83080P103     85,627      3,425,068       SH
SYSCO CORP                                Common     871829107     14,003        468,000       SH
U S BANCORP                               Common     902973304     56,260      1,946,700       SH
WELLS FARGO & CO                          Common     949746101     13,417        225,000       SH
WYETH                                     Common     983024100     11,220        300,000       SH
                                                                2,619,811     59,736,816


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

                                         COLUMN 6
                                        INVESTMENT   COLUMN 7    COLUMN 8
                ISSUER                      DIS      OTH MGRS      SOLE         SHARED        NONE
                ------                  ----------   --------   ----------      ------        ----
ALLTEL CORP                                SOLE                  7,821,584         -           -
ANGEION CORP                               SOLE                    101,200         -           -
BB & T CORP                                SOLE                    225,000         -           -
CINERGY CORP                               SOLE                    100,000         -           -
COCA COLA COMPANY                          SOLE                    140,000         -           -
EXXON MOBIL CORPORATION                    SOLE                  1,614,066         -           -
FIFTH THIRD BANCORP                        SOLE                 27,183,604         -           -
FIRST FINANCIAL BANCORP                    SOLE                  2,465,644         -           -
FIRST MERIT CORPORATION                    SOLE                  5,250,000         -           -
FORTUNE BRANDS INC                         SOLE                    225,000         -           -
H J HEINZ COMPANY                          SOLE                    150,000         -           -
HILLENBRAND INDUSTRIES                     SOLE                    500,000         -           -
HUNTINGTON BANCSHARES INC                  SOLE                    136,200         -           -
JEFFERSON PILOT CORP                       SOLE                     75,000         -           -
JOHNSON & JOHNSON                          SOLE                    500,000         -           -
LINCOLN NATIONAL CORP                      SOLE                     50,000         -           -
MEDTRONIC INC                              SOLE                    175,000         -           -
MERCK & COMPANY                            SOLE                    155,000         -           -
MICROSOFT CORP                             SOLE                    750,000         -           -
MOLEX INC CLASS A                          SOLE                    153,750         -           -
NATIONAL CITY CORPORATION                  SOLE                    900,000         -           -
PNC FINANCIAL SERVICES GROUP               SOLE                  2,651,000         -           -
PFIZER INC                                 SOLE                    250,000         -           -
PIEDMONT NATURAL GAS                       SOLE                  1,200,000         -           -
PROCTER & GAMBLE CORPORATION               SOLE                    600,000         -           -
SKY FINANCIAL GROUP INC                    SOLE                  3,425,068         -           -
SYSCO CORP                                 SOLE                    468,000         -           -
U S BANCORP                                SOLE                  1,946,700         -           -
WELLS FARGO & CO                           SOLE                    225,000         -           -
WYETH                                      SOLE                    300,000         -           -
                                                                59,736,816


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